Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies

Note 8 – Commitments and Contingencies

The Company is subject to claims, suits and other proceedings from time to time in the ordinary course of business that could result in fines, civil penalties, or other adverse consequences. In accordance with the provisions of ASC Topic 450, Contingencies, the Company records a liability when it believes that it is probable that a loss has been incurred and the amount can be reasonably estimated. If the Company determines that it is probable that a loss has been incurred and the loss or range of loss can be estimated, the Company discloses the estimated amount of the loss. The Company evaluates developments in its legal matters that could affect the amount of liability that has been previously accrued and makes adjustments as appropriate. Significant judgment is required to determine both likelihood of there being and the estimated amount of a loss related to such matters.

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

Efficient Capital Labs Settlement Agreement

On May 18, 2023, SemiCab, Inc. entered into an installment business loan agreement with Efficient Capital Labs, Inc. (“ECL”) pursuant to which SemiCab, Inc. borrowed the principal amount of $1,000,000. Repayments were originally scheduled to begin in June 2023 in equal installments of $91,667 for 13 months with an effective interest rate of 17.97%. The loan had a maturity date of May 17, 2024. On May 18, 2024, SemiCab, Inc. defaulted on the loan for non-payment.

On May 18, 2024, SemiCab, Inc. entered into a settlement agreement with ECL pursuant to which SemiCab, Inc. agreed to pay ECL $946,666 as follows: (i) $25,000 on or before May 20, 2024; (ii) $75,000 on or before June 3, 2024; and (iii) $84,666 on or before the first business day of each of the following 10 calendar months starting on July 1, 2024.

In connection with the acquisition of SemiCab, Inc.’s business, the Company assumed this settlement liability. The final payment of the settlement was made during the six months ended June 30, 2025. Accordingly, there was no unpaid balance at June 30, 2025. As of December 31, 2024, the remaining unpaid balance of the settlement was $325,000 and was included as a component of accrued expenses on the Company’s condensed consolidated balance sheets.

Derivative Litigation

On December 21, 2023, Ault Lending, LLC (“Ault Lending”), a wholly-owned subsidiary of Ault Alliance, Inc., a former shareholder of the Company, filed a derivative shareholder action in Delaware Chancery Court against the Company, its board of directors, Stingray Group, LLC (“Stingray Group”) and Regalia Ventures, LLC (“Regalia Ventures”) for alleged breach of fiduciary duty in approving a recent above-market private placement equity transaction. The complaint alleged that the Company and its board of directors followed an inadequate process in evaluating the private placement transaction that the Company completed in November 2023 and that the Company and its board of directors entered into the transaction with an intent to dilute Ault’s ownership stake in the Company. Ault Lending was seeking the following relief from the court: (i) declarations that the defendant directors breached their fiduciary duties; and that Stingray Group and Regalia Ventures aided and abetted those breaches; (ii) rescission of the Company’s sale of shares to Stingray Group and Regalia Ventures; and (iii) damages and attorney’s fees. On April 30, 2025, Ault Lending filed a motion with the court requesting that the claims be dismissed without prejudice and on that same date, the court approved the dismissal of the claims without prejudice.

OAC Flatiron & OAC Adelphi Litigation

On August 23, 2023, MICS NY entered into an Agreement of Lease (the “Lease Agreement”) with OAC 111 Flatiron, LLC and OAC Adelphi, LLC (the “Landlord”), pursuant to which MICS NY agreed to lease approximately 10,000 square feet of ground floor retail space and a portion of the basement underneath the ground floor retail space in the property located at 111 West 24th Street, New York, New York (the “Premises”).

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

During the year ended December 31, 2024, the Company abandoned its plans to continue use of the leased space and exercised its early termination provision of the Lease Agreement which was not accepted by the Landlord. Due to the abandonment of the lease, all assets related to the lease were impaired. Assets including security deposits, rent deposits and right of use assets of approximately $3,878,000 were written off during the year ended December 31, 2024.

On July 26, 2024, the Landlord filed a civil action in the Supreme Court of the State of New York against MICS NY and the Company (“the Defendants”) for alleged breach of lease, seeking monetary damages including unpaid rent, future unpaid rent, and other expenses related to the lease. The complaint alleged the Defendants breached the lease in various material respects.

On September 25, 2024, the Company entered into a settlement agreement for a full release and dismissal of the complaint within five business days of the Company’s payment of $250,000. Pursuant to the settlement agreement, the Company made the first payment of $150,000 on September 25, 2024 and a final payment of $100,000 on October 25, 2024. The remaining lease liability was written off upon settlement, resulting in a loss upon termination of the lease of $4,000, net of the write off of the related lease asset discussed above. On October 29, 2024, the Landlord filed a discontinuance with prejudice.

Blue Yonder Liability

Pursuant to the asset purchase agreement with SemiCab, Inc., the Company assumed a judgement against SemiCab, Inc. regarding damages resulting from contract breach for IT subscription-based services. On March 28, 2020, SemiCab, Inc. entered into a service contract and agreement with Blue Yonder, Inc. (“Blue Yonder”) for certain IT subscription-based services. The original term of the agreement was for three years, at a price of $100,000 per year, for a total of $300,000.

On June 21, 2023, Blue Yonder filed a lawsuit claiming damages in the amount of $275,000 with the Maricopa County Superior Court in Arizona. The suit was found in favor of Blue Yonder in the amount of $509,119, subject to two separate milestone payments that would otherwise deem the entire balance due satisfied if either milestone payment is made by the Company. The first milestone payment for $175,000 and was due on July 1, 2024 and was not made. In the event this payment is made, the remaining settlement shall be deemed satisfied. If this payment is not made, the Company shall owe a total of $225,000 by October 1, 2024. In the event this payment is made, the remaining settlement shall be deemed satisfied. If neither payment is made, Blue Yonder shall be entitled to execute the full $509,119 beginning January 1, 2025. As of the date of this filing, none of the scheduled payments have been made. A liability of $509,119 has been recorded as a component of accrued expenses on the accompanying condensed consolidated balance sheets.

On February 11, 2025, Blue Yonder filed a civil action in the Superior Court of the State of Arizona against the Company for breach of contract and to enforce a stipulated judgment entered against SemiCab, Inc. in connection with the liabilities related to Blue Yonder that the Company assumed when it acquired SemiCab, Inc.’s business. Blue Yonder alleges that, because the Company assumed these liabilities, Blue Yonder can enforce the judgment against the Company. The judgement was in the amount of $509,119. On August 1, 2025, the Company filed an answer to the complaint and counterclaims against Blue Yonder for breach of contract. The outcome of this matter is uncertain.

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

Previously Reported [Member]
Commitments and Contingencies

Note 8 – Commitments and Contingencies

The Company is subject to claims, suits and other proceedings from time to time in the ordinary course of business that could result in fines, civil penalties, or other adverse consequences. In accordance with the provisions of ASC Topic 450, Contingencies, the Company records a liability when it believes that it is probable that a loss has been incurred and the amount can be reasonably estimated. If the Company determines that it is probable that a loss has been incurred and the loss or range of loss can be estimated, the Company discloses the estimated amount of the loss. The Company evaluates developments in its legal matters that could affect the amount of liability that has been previously accrued and makes adjustments as appropriate. Significant judgment is required to determine both likelihood of there being and the estimated amount of a loss related to such matters.

Efficient Capital Labs Settlement Agreement

On May 18, 2023, SemiCab, Inc. entered into an installment business loan agreement with Efficient Capital Labs, Inc. (“ECL”) pursuant to which SemiCab, Inc. borrowed the principal amount of $1,000,000. Repayments were originally scheduled to begin in June 2023 in equal installments of $91,667 for 13 months with an effective interest rate of 17.97%. The loan had a maturity date of May 17, 2024. On May 18, 2024, SemiCab, Inc. defaulted on the loan for non-payment.

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

On May 18, 2024, SemiCab, Inc. entered into a settlement agreement with ECL pursuant to which SemiCab, Inc. agreed to pay ECL $946,666 as follows: (i) $25,000 on or before May 20, 2024; (ii) $75,000 on or before June 3, 2024; and (iii) $84,666 on or before the first business day of each of the following 10 calendar months starting on July 1, 2024.

In connection with the acquisition of the SemiCab, Inc.’s business, the Company assumed this settlement liability. As of December 31, 2024, the remaining unpaid balance of the settlement was $325,000 and was included as a component of accrued expenses on the Company’s consolidated balance sheets. The Company was in compliance with the terms of the settlement at December 31, 2024.

Derivative Litigation

On December 21, 2023, Ault Lending, LLC (“Ault Lending”), a wholly-owned subsidiary of Ault Alliance, Inc., a former shareholder of the Company, filed a derivative shareholder action in Delaware Chancery Court against the Company, its board of directors, Stingray Group, LLC (“Stingray Group”) and Regalia Ventures, LLC (“Regalia Ventures”) for alleged breach of fiduciary duty in approving a recent above-market private placement equity transaction. The complaint alleges that the Company and its board of directors followed an inadequate process in evaluating the private placement transaction that the Company completed in November 2023 and that the Company and its board of directors entered into the transaction with an intent to dilute Ault’s ownership stake in the Company. Ault Lending is seeking the following relief from the Court: (i) declarations that the defendant directors breached their fiduciary duties; and that Stingray Group and Regalia Ventures aided and abetted those breaches; (ii) rescission of the Company’s sale of shares to Stingray Group and Regalia Ventures; and (iii) damages and attorney’s fees. The Company filed a motion to dismiss the complaint. Based on the Company’s assessment of the facts underlying the claims, the uncertainty of the litigation and the preliminary stage of the case, the Company cannot reasonably estimate the potential loss or range of loss that may result from this action.

OAC Flatiron & OAC Adelphi Litigation

On August 23, 2023, MICS NY entered into an Agreement of Lease (the “Lease Agreement”) with OAC 111 Flatiron, LLC and OAC Adelphi, LLC (the “Landlord”), pursuant to which MICS NY agreed to lease approximately 10,000 square feet of ground floor retail space and a portion of the basement underneath the ground floor retail space in the property located at 111 West 24th Street, New York, New York (the “Premises”).

During the year ended December 31, 2024, the Company abandoned its plans to continue use of the leased space and exercised its early termination provision of the Lease Agreement which was not accepted by the Landlord. Due to the abandonment of the lease, all assets related to the lease were impaired. Assets including security deposits, rent deposits and right of use assets of approximately $3,878,000 were written off during the year ended December 31, 2024.

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

On July 26, 2024, the Landlord filed a civil action in the Supreme Court of the State of New York against MICS NY and the Company (“the Defendants”) for alleged breach of lease, seeking monetary damages including unpaid rent, future unpaid rent, and other expenses related to the lease. The complaint alleged the Defendants breached the lease in various material respects.

On September 25, 2024, the Company entered into a settlement agreement for a full release and dismissal of the complaint within five business days of the Company’s payment of $250,000. Pursuant to the settlement agreement, the Company made the first payment of $150,000 on September 25, 2024 and a final payment of $100,000 on October 25, 2024. The remaining lease liability was written off upon settlement, resulting in a loss upon termination of the lease of $4,000, net of the write off of the related lease asset discussed above. On October 29, 2024, the Landlord filed a discontinuance with prejudice.

Blue Yonder Liability

Pursuant to the asset purchase agreement with SemiCab, Inc., the Company assumed a judgement against SemiCab, Inc. regarding damages resulting from contract breach for IT subscription-based services. On March 28, 2020, SemiCab, Inc. entered into a service contract and agreement with Blue Yonder, Inc. (“Blue Yonder”) for certain IT subscription-based services. The original term of the agreement was for three years, at a price of $100,000 per year, for a total of $300,000.

On June 21, 2023, Blue Yonder filed a lawsuit claiming damages in the amount of $275,000 with the Maricopa County Superior Court in Arizona. The suit was found in favor of Blue Yonder in the amount of $509,119, subject to two separate milestone payments that would otherwise deem the entire balance due satisfied if either milestone payment is made by the Company. The first milestone payment for $175,000 and was due on July 1, 2024 and was not made. In the event this payment is made, the remaining settlement shall be deemed satisfied. If this payment is not made, the Company shall owe a total of $225,000 by October 1, 2024. In the event this payment is made, the remaining settlement shall be deemed satisfied. If neither payment is made, Blue Yonder shall be entitled to execute the full $509,119 beginning January 1, 2025. As of the date of this filing, none of the scheduled payments have been made. A liability of $509,119 has been recorded as a component of accrued expenses on the accompanying consolidated balance sheets.

On February 11, 2025, Blue Yonder filed a civil action in the Superior Court of the State of Arizona against the Company for breach of contract and to enforce a stipulated judgment entered against SemiCab, Inc. in connection with the liabilities related to Blue Yonder that the Company assumed when it acquired SemiCab, Inc.’s business. Blue Yonder alleges that, because the Company assumed these liabilities, Blue Yonder can enforce the judgment against the Company. The judgement was in the amount of $509,119. The Company have retained counsel to represent them in this matter.

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023